Financial risk (Schedule of detailed information about analysis of the maturity of the trade payables) (Details) - Liquidity risk [Member] - USD ($)	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	$ 812,690	$ 840,324
Less than 30 days past billing date [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	18,201	87,356
31 to 90 days past billing date [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	13,259	12,837
Over 90 days past billing date [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	$ 781,230	$ 740,131